S000081588 [Member] Investment Risks - Polen Capital Global Growth ETF	Dec. 31, 2025
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Europe Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Europe Investing Risk. The Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

Emerging Markets Risk [Member]
Prospectus [Line Items]
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Emerging Markets Risk. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Country Regional Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.

Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

Large Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

Mid Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Mid‑Sized Companies Risk. The Fund may invest a portion of its assets in the securities of midsized companies. Securities of these companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because mid‑cap companies may be more reliant on a few products, services or key personnel than large‑cap companies, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, tariffs, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	New Fund Risk. The Fund is recently formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	ESG Investing Risk: Because the Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub‑Advisor or any judgment exercised by the Sub‑Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub‑Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub‑Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

Sector Weightings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Sector Weightings Risk. The Fund may from time to time emphasize investments in a particular sector as a result of the implementation of its principal investment strategies, although sector focus is not a principal strategy of the Fund. To the extent that the Fund emphasizes investments in a particular sector, the Fund has the potential to be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may potentially face more risks than if it were diversified broadly over numerous sectors.
¡	Technology Sector Risk. The Fund may from time to time invest a significant portion of its assets in the technology sector as a result of the implementation of its principal investment strategies. Technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services. To the extent that the Fund emphasizes investments in the technology sector, the Fund has the potential to be subject to a greater degree to the risks particular to this sector.
¡	Financial Sector Risk. The Fund may from time to time invest a significant portion of its assets in the financial sector and,

therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

Geopolitical Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

U S Trade Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Trade Policy Risk: The U.S. presidential administration has recently enacted significant new tariffs, and proposed to enact additional tariffs, on imports from certain countries. Additionally, there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact the Fund.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
¡	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
¡	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used.

¡	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments
¡	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra‑day (premium) or less than the NAV intra‑day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
¡	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Selection Risk. The Sub‑Advisor’s portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when the Sub-Advisor invests the Fund’s holdings in a limited number of securities, as may be the case with the Fund, because an individual holding can magnify the potential for gains and losses securities due to its proportional impact on the value of the Fund’s shares.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund.

Large Shareholder Risk [Member]
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Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or the Sub‑Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub‑Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of the Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Settlement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all exchange-traded funds, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Non‑Diversified Fund Risk. Because the Fund is “non‑diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.